RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and advances to customers, net	$ 243,100,035	[1]	$ 263,274,170
Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	$ 256,353,981	[1]	$ 279,453,908
% Participation	100.00%		100.00%
Loans and advances to customers | Colombia
RISK MANAGEMENT
Loans and advances to customers, net	$ 207,855,500		$ 190,956,423
% Participation	81.08%		68.33%
Loans and advances to customers | Panama
RISK MANAGEMENT
Loans and advances to customers, net	$ 11,012,553		$ 47,300,183
% Participation	4.30%		16.93%
Loans and advances to customers | El Salvador
RISK MANAGEMENT
Loans and advances to customers, net	$ 17,740,830		$ 18,712,218
% Participation	6.92%		6.70%
Loans and advances to customers | Guatemala
RISK MANAGEMENT
Loans and advances to customers, net	$ 18,335,468		$ 21,125,637
% Participation	7.15%		7.56%
Loans and advances to customers | Puerto Rico
RISK MANAGEMENT
Loans and advances to customers, net	$ 1,409,630		$ 1,359,447
% Participation	0.55%		0.49%
Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	$ (13,253,946)	[1]	$ (16,179,738)	$ (16,223,103)	$ (15,479,640)
% Participation	100.00%		100.00%
Allowance for loans, advances, and lease losses | Colombia
RISK MANAGEMENT
Loans and advances to customers, net	$ (11,624,277)		$ (12,490,991)
% Participation	87.70%		77.20%
Allowance for loans, advances, and lease losses | Panama
RISK MANAGEMENT
Loans and advances to customers, net	$ (233,360)		$ (2,089,269)
% Participation	1.76%		12.91%
Allowance for loans, advances, and lease losses | El Salvador
RISK MANAGEMENT
Loans and advances to customers, net	$ (557,515)		$ (598,710)
% Participation	4.21%		3.70%
Allowance for loans, advances, and lease losses | Guatemala
RISK MANAGEMENT
Loans and advances to customers, net	$ (836,623)		$ (995,339)
% Participation	6.31%		6.15%
Allowance for loans, advances, and lease losses | Puerto Rico
RISK MANAGEMENT
Loans and advances to customers, net	$ (2,171)		$ (5,429)
% Participation	0.02%		0.03%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.